Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customers
Schedule of revenue from contracts with customers in the scope of ASC 606

	Year Ended December 31, 2019				Year Ended December 31, 2018
(Dollars in thousands)	Bank	Wealth	Mortgage	Total	Bank	Wealth	Mortgage	Total
Non-interest Income
Mortgage banking income (1)	$268	—	25,899	26,167	$124	—	26,063	26,187
Wealth management income	92	3,532	—	3,624	200	3,717	—	3,917
SBA income (1)	1,448	—	—	1,448	—	—	—	—
Net change in fair values (1)	(29)	—	518	489	—	—	(368)	(368)
Earnings on investment in life insurance (1)	290	—	—	290	300	—	—	300
Gain on sale of securities (1)	165	—	—	165	—	—	—	—
Dividends on FHLB stock (1)	430	—	—	430	168	—	—	168
Service charges on deposit accounts	110	—	—	110	115	—	—	115
Other (2)	819	—	(444)	375	1,058	—	978	2,036
Non-interest income	$3,593	3,532	25,973	33,098	$1,965	3,717	26,673	32,355

(1)	Not within the scope of ASC 606.
(2)

Other operating non-interest income includes wire transfer fees, ATM/debit card commissions, and title fee income totaling $621 thousand and $530 thousand for the years ended December 31, 2019 and 2018, respectively, which are in the scope of ASC 606.